EMPLOYEE BENEFITS - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense, defined contribution plans	€ 18,832	€ 16,944	€ 15,729
Employee benefits	123,045	110,807
Short-term bonus benefit provision
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits	105,043	92,463
Jubilee benefits provision
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits	€ 4,099	€ 3,202
Years of service achieved	30 years
Italian employee severance indemnity (TFR)
Disclosure of net defined benefit liability (asset) [line items]
Actuarial assumption of discount rates (percent)	4.10%	3.80%	90.00%
Average duration of benefit obligation	6 years